[USAA EAGLE LOGO] 9800 Fredericksburg Road
                  San Antonio, Texas  78288

                                            August 4, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      USAA State Tax-Free Trust
         1933 Act File No. 33-65572
         1940 Act File No. 811-7852

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registrant's registration statement as filed on July 29, 2003, and the text of the most recent post-effective amendment to the registrant's registration statement has been filed electronically.

                                            Sincerely,


                                            /S/ JAMES L. LOVE
                                            James L. Love
                                            Executive Assistant Counsel


cc:  Kirkpatrick & Lockhart LLP